Impairment	6 Months Ended
Jun. 30, 2021
Impairments
Impairment
Note 7: Impairment

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Impact of transfers between stages	145	1,263	206
Other changes in credit quality	(506)	2,111	216
Additions (repayments)	(366)	211	(14)
Methodology and model changes	3	44	108
Other items	1	200	(190)
	(868)	2,566	120
Total impairment (credit) charge	(723)	3,829	326

In respect of:
Loans and advances to banks	(3)	21	(16)
Loans and advances to customers	(622)	3,464	386
Debt securities	—	1	—
Financial assets held at amortised cost	(625)	3,486	370
Other assets	2	13	(8)
Impairment (credit) charge on drawn balances	(623)	3,499	362
Loan commitments and financial guarantees	(98)	324	(35)
Financial assets at fair value through other comprehensive income	(2)	6	(1)
Total impairment (credit) charge	(723)	3,829	326
Total impairment includes a release of £41 million (half-year to 30 June 2020: charge of £21 million; half-year to 31 December 2020: charge of £20 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
The Group’s impairment charge comprises the following:
Impact of transfers between stages
The net impact on the impairment charge of transfers between stages.
Other changes in credit quality
Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer credit quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge of write-offs and recoveries, where the related loss allowances are reassessed to reflect the view of credit quality at the balance sheet date and therefore the ultimate realisable or recoverable value.
Additions (repayments)
Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances resulting from the repayment of outstanding balances that have been provided against.
Methodology and model changes
Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; either as changes to the model inputs or to the underlying assumptions, as well as the impact of changing the models used.
Other items
For the half-year to 30 June 2020 a central adjustment of £200 million was included to reflect the adjusted severe downside economic scenario.